UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2009 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES – 27.8%
Brady Corporation (Class A)	245,900	$4,335,217
Charles River Laboratories International, Inc.*	286,300	7,790,223
CLARCOR, Inc.	173,600	4,372,984
Copart, Inc.*	187,700	5,567,182
Landauer, Inc.	9,200	466,256
Life Technologies Corporation*	312,600	10,153,248
Manpower Inc.	168,100	5,300,193
ScanSource, Inc.*	494,101	9,180,397
		$47,165,700
PRODUCER DURABLE GOODS – 16.7%
Actuant Corp. (Class A)	250,000	$2,582,500
Franklin Electric Co., Inc.	160,600	3,554,078
Graco Inc.	210,800	3,598,356
HNI Corporation	385,700	4,011,280
IDEX Corporation	200,650	4,388,215
WABCO Holdings Inc.	385,000	4,739,350
Zebra Technologies Corporation (Class A)*	280,500	5,335,110
		$28,208,889
RETAILING – 13.6%
CarMax, Inc.*	609,500	$7,582,180
O’Reilly Automotive, Inc.*	292,600	10,243,926
Signet Jewelers Limited	455,300	5,213,185
		$23,039,291
TRANSPORTATION – 10.0%
Heartland Express, Inc.	592,500	$8,774,925
Knight Transportation, Inc.	543,100	8,233,396
		$17,008,321
HEALTH CARE – 8.7%
Bio-Rad Laboratories, Inc. (Class A)*	83,600	$5,509,240
Lincare Holdings Inc.*	250,300	5,456,540
Varian Medical Systems, Inc.*	26,000	791,440
VCA Antech, Inc.*	135,400	3,053,270
		$14,810,490
ENERGY – 7.8%
FMC Technologies, Inc.*	125,500	$3,936,935
Helix Energy Solutions Group, Inc.*	344,900	1,772,786
Noble Corporation	312,600	7,530,534
		$13,240,255
TECHNOLOGY – 5.2%
Maxim Integrated Products, Inc.	224,900	$2,970,929
Microchip Technology Incorporated	274,400	5,814,536
		$8,785,465
FINANCIAL – 3.7%
Brown & Brown, Inc.	330,800	$6,255,428

TOTAL COMMON STOCKS – 93.5% (Cost $176,467,437)		$158,513,839

SHORT-TERM INVESTMENTS
General Electric Capital Corporation – 0.15% 4/1/09	$6,000,000	$6,000,000
Toyota Motor Credit Corporation – 0.18% 4/7/09	5,178,000	5,177,845
TOTAL SHORT-TERM INVESTMENTS – 6.6% (Cost $11,177,845)		$11,177,845

TOTAL INVESTMENTS – 100.1% (Cost $187,645,282) – Note 2		$169,691,684
Other assets and liabilities, net – (0.1)%		(220,815)
TOTAL NET ASSETS – 100.0%		$169,470,869

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2009:

Level 1 – Quoted Prices	$158,513,839
Level 2 – Other significant observable inputs**	11,177,845
Level 3 – Significant unobservable inputs	—
Total investments	$169,691,684

**  Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $177,941,860 for Federal income tax purposes. Net unrealized depreciation for Federal income tax purposes consists of:

Gross unrealized appreciation:	$21,733,646
Gross unrealized depreciation:	(41,161,667)
Net unrealized depreciation:	$(19,428,021)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 22, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 22, 2009